Janus Henderson Small Cap Value Fund Expense Example - Class L Shares [Member] - Janus Henderson Small Cap Value Fund - Class L	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432